June 4, 2008

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549-3561

Attn: Mr. Mark P. Shuman

Re:	ANSYS, Inc.

Registration Statement on Form S-4

Filed April 24, 2008

File No. 333-150435

Dear Mr. Shuman:

This letter is submitted on behalf of ANSYS, Inc. (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) raised in your letter of May 21, 2008 to James E. Cashman III, President and Chief Executive Officer of the Company (the “Comment Letter”), with respect to the Registration Statement on Form S-4 (the “Registration Statement”) that was filed with the Commission on April 24, 2008. Amendment No. 1 to the Registration Statement (“Amendment No. 1”), including the prospectus contained therein, is being filed on behalf of the Company with the Commission on the date hereof. For your convenience, we will supplementally provide the Staff via overnight courier with four (4) copies of Amendment No. 1, which have been marked to show the changes to the Registration Statement.

For your reference, the text of the Staff’s comment is reproduced below in italics. The Company’s response to the comment immediately follows the reproduced text in regular typeface. All page references in the Company’s response are to Amendment No. 1 as marked.

Mr. Mark P. Shuman

Securities and Exchange Commission

June 4, 2008

General

Comment 1:

We note that you have outstanding comments on your Form 10-K for the fiscal year ended December 31, 2007. Be advised that these comments must be resolved before the desired effective date of your Form S-1.

Response 1:

The Company acknowledges the Staff’s comment and advises the Staff that the Company filed a response to the Staff’s comments on the Company’s Form 10-K for the fiscal year ended December 31, 2007 on June 2, 2008.

The Mergers

Material United States Federal Income Tax Consequences of the Merger, page 61

Comment 2:

Please ensure that the material tax matters and consequences to investors described in this section are attributed to the applicable law firms as their legal opinions.

Response 2:

In response to the Staff’s comment, the Company advises the Staff that page 61 of the Registration Statement has been revised to attribute the material tax matters and consequences described in this section to the applicable law firms as their legal opinions.

Exhibits

Tax Opinion

Comment 3:

We note that a tax matters opinion has not yet been filed. Please be advised that we intend to review any such opinion once filed and suggest you provide a form of opinion in the next pre-effective filing. We note that you may proceed with the transaction in the absence of a tax matters opinion from Wilson Sonsini Goodrich and Rosati, PC, if an opinion of Goodwin Procter LLP is provided. However, your exhibit index only references the Wilson Sonsini opinion. It appears that your exhibits should also include the tax matters opinion of Goodwin Procter that would be used in these circumstances.

Response 3:

In response to the Staff’s comment, the Company advises the Staff that it has filed the forms of tax matters opinions of Goodwin Procter LLP and Wilson Sonsini Goodrich & Rosati, Professional Corporation, as Exhibits 8.1 and 8.2, respectively, to Amendment No. 1.

Mr. Mark P. Shuman

Securities and Exchange Commission

June 4, 2008

Comment 4:

It appears that delivery of the Wilson Sonsini opinion is a waivable condition to the Exchange Offer, as an opinion of Godwin Procter can satisfy the closing condition relating to a tax opinion. As such, it appears the Wilson Sonsini opinion must be filed prior to effectiveness. Please inform us as to whether the delivery of the Goodwin Procter opinion would be a waivable closing condition, if the Wilson Sonsini opinion is not delivered. If the delivery of the latter opinion is a waivable condition of closing, please file an executed copy in a pre-effective amendment. If you will not be filing signed tax opinions in a pre-effective amendment because the delivery of that opinion is a non-waivable closing condition, please confirm that you will file that signed tax opinion on Form 8-K.

Response 4:

As discussed with the Staff on May 27, 2008, the Company has revised page 62 of the Registration Statement to disclose that Ansoft does not intend to waive the closing condition relating to its receipt of the closing tax opinion and, in the event Ansoft were to waive this closing condition, revised proxy materials would be circulated describing the tax consequences of the mergers, and a new vote of Ansoft stockholders would be held.

* * * *

As requested in the Comment Letter, the Company has acknowledged to us, and has granted us the authority to represent to the Commission on behalf of it, that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1633 or by facsimile at (617) 523-1231.

Very truly yours,

/s/ Joseph L. Johnson III

Joseph L. Johnson III, Esq.

Goodwin Procter LLP

cc:	Sheila S. DiNardo, Esq.

ANSYS, Inc.